SCHEDULE OF DETAILED INFORMATION ABOUT INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - Financial assets available-for-sale, category [member] $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 14,222
Deposit withdraw	(4,250)
Investment income	369
Gross Unrealized Gains/(Losses)	57
Financial assets, at fair value	10,398
Cash Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	6,531
Deposit withdraw	(6,728)
Investment income	225
Gross Unrealized Gains/(Losses)
Financial assets, at fair value	28
Fixed Incomes [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	7,597
Deposit withdraw	2,478
Investment income	144
Gross Unrealized Gains/(Losses)	95
Financial assets, at fair value	10,314
Investment certificate [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	94
Deposit withdraw
Investment income
Gross Unrealized Gains/(Losses)	(38)
Financial assets, at fair value	$ 56